Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment
Land	$ 35	$ 36
Buildings	297	295
Leasehold and land improvements	1,153	1,103
Cell site equipment	3,383	3,383
Switching equipment	976	960
Office furniture and equipment	420	502
Other operating assets and equipment	53	79
System development	1,217	1,169
Work in process	178	142
Property, plant and equipment, gross	7,712	7,669
Accumulated depreciation and amortization	(5,242)	(5,020)
Property, plant and equipment, net	2,470	2,649
Depreciation and amortization expense	607	596	$ 593
(Gain) loss on asset disposals, net	$ 22	$ 16	$ 21
Buildings
Property, Plant and Equipment
Useful life	20 years
Leasehold and land improvements | Minimum
Property, Plant and Equipment
Useful life	1 year
Leasehold and land improvements | Maximum
Property, Plant and Equipment
Useful life	30 years
Cell site equipment | Minimum
Property, Plant and Equipment
Useful life	7 years
Cell site equipment | Maximum
Property, Plant and Equipment
Useful life	25 years
Switching equipment | Minimum
Property, Plant and Equipment
Useful life	5 years
Switching equipment | Maximum
Property, Plant and Equipment
Useful life	8 years
Office furniture and equipment | Minimum
Property, Plant and Equipment
Useful life	3 years
Office furniture and equipment | Maximum
Property, Plant and Equipment
Useful life	5 years
Other operating assets and equipment | Minimum
Property, Plant and Equipment
Useful life	3 years
Other operating assets and equipment | Maximum
Property, Plant and Equipment
Useful life	5 years
System development | Minimum
Property, Plant and Equipment
Useful life	1 year
System development | Maximum
Property, Plant and Equipment
Useful life	7 years